CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 13	$ 29
Trade receivables, net of provision of$ 1,855 for September 30, 2013 and $1,313 for December 31, 2012	334	1,230
Insurance claims (Note 10)	741	276
Due from related party (Note 4)	1,387	346
Inventories	250	521
Prepayments and other	1,196	389
Vessels held for sale (Note 6)	29,315	32,792
Total current assets	33,236	35,583
Vessels, net (Note 5)	71,406	75,690
Deferred charges, net of current	2,708	3,086
Total non-current assets	74,114	78,776
Total assets	107,350	114,359
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	12,404	13,809
Convertible notes, net	273	0
Accrued liabilities	4,759	2,834
Due to related party	0	94
Unearned revenue	0	204
Derivative financial instruments - current portion (Note 7)	257	446
Bank loans - current portion (Note 9)	88,946	89,169
Total current liabilities	106,639	106,556
Commitments and Contingencies
SHAREHOLDERS' EQUITY:
Common stock	53	2
Additional paid-in capital	154,139	131,335
Accumulated deficit	(153,481)	(123,534)
Total shareholders' equity	711	7,803
Total liabilities and shareholders' equity	$ 107,350	$ 114,359